Major Customers and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Customers	Dec. 31, 2016 USD ($) Customers	Dec. 31, 2015 Customers
Major Customers and Credit Risk (Textual)
Number of customers | Customers	1	2	2
Concentration risk, percentage	10.00%	10.00%	10.00%
Account receivable balances due | $	$ 8,344,173	$ 4,025,927
Telecommunications Industry [Member]
Major Customers and Credit Risk (Textual)
Concentration risk, percentage	28.00%	48.00%	64.00%